UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06728

Name of Fund:  BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

            Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2015

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.9%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$650	$753,591
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 4.75%, 1/01/25	2,000	1,951,780

		2,705,371
Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	850	944,367
Arizona — 1.4%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Senior Lien, AMT, 5.00%, 7/01/32	1,000	1,105,940
Greater Arizona Development Authority, RB, Series B (NPFGC), 5.00%, 8/01/35	1,100	1,137,576
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,075	1,181,608
5.00%, 10/01/29	925	1,007,815

		4,432,939
California — 17.0%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.45%, 10/01/25	7,150	7,693,043
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC) (a):
0.00%, 8/01/37	2,100	676,704
0.00%, 8/01/38	4,800	1,473,552
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	500	578,750
Sutter Health, Series B, 5.88%, 8/15/31	1,000	1,194,230
California Health Facilities Financing Authority, Refunding RB, St. Joseph’s Health System, Series A, 5.00%, 7/01/37	945	1,024,106
California State University, RB, Systemwide, Series A:
5.50%, 11/01/39	1,000	1,154,890
(AGC), 5.25%, 11/01/38	3,000	3,420,690
Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	$1,290	$1,396,515
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	700	784,077
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM), 5.00%, 8/01/31	1,800	1,996,920
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/38	2,015	2,233,063
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	575	690,604
El Monte Union High School District, GO, Series C (AGM), 5.25%, 6/01/28	4,000	4,493,720
Fairfield-Suisun Unified School District California, GO, Election of 2002 (NPFGC), 5.50%, 8/01/14 (b)	2,770	2,770,000
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,200	2,431,902
Monterey Peninsula Community College District, GO, CAB, Series C, 0.00%, 8/01/28 (a)	11,975	6,181,495
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (c)	5,000	2,943,550
San Diego California Unified School District, GO, CAB, Election of 2008 (a):
Series C, 0.00%, 7/01/38	1,400	455,532
Series G, 0.00%, 7/01/34	580	213,428
Series G, 0.00%, 7/01/35	615	212,347
Series G, 0.00%, 7/01/36	920	298,080
Series G, 0.00%, 7/01/37	615	187,212
Refundng, Series R-1, 0.00%, 7/01/31	1,110	540,448
San Diego Community College Election of 2006 (a):
0.00%, 8/01/31	1,855	809,429
0.00%, 8/01/32	2,320	941,526
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	600	662,502

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2014	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
San Marcos Unified School District, GO, Election of 2010, Series A (concluded):
5.00%, 8/01/38	$490	$535,599
State of California, GO, Refunding, Various Purpose, 5.00%, 10/01/41	900	980,109
State of California, GO, Various Purpose, 5.00%, 4/01/42	1,500	1,631,145
State of California Public Works Board, LRB, Various Judicial Council Projects, Series A, 5.00%, 3/01/38	615	670,953
Ventura County Community College District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/15 (b)	675	707,569
Yosemite Community College District, GO, CAB, Election of 2004, Series D (a):
0.00%, 8/01/36	2,000	724,380
0.00%, 8/01/37	2,790	962,745

		53,670,815
Colorado — 2.1%
E-470 Public Highway Authority, Refunding RB, CAB, Series B (NPFGC), 0.00%, 9/01/32 (a)	5,500	2,093,465
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	1,000	1,095,070
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	3,065	3,293,404

		6,481,939
Florida — 11.0%
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/33	1,000	1,109,290
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/33	7,875	8,557,447
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	550	643,753
County of Hillsborough Florida Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	3,250	3,607,987
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	825	954,401
Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Lee Florida, Refunding ARB, Series A, AMT (concluded):
5.38%, 10/01/32	$1,100	$1,197,955
County of Miami-Dade Florida, RB, Jackson Health System (AGC), 5.63%, 6/01/34	900	969,381
County of Miami-Dade Florida, Refunding RB, Special Obligation, Sub-Series B, 5.00%, 10/01/37	725	785,023
County of Miami-Dade Florida Aviation, Refunding ARB, AMT:
5.00%, 10/01/34	160	170,904
Miami International Airport, Series A (AGC), 5.00%, 10/01/40	2,600	2,660,164
Series A, 5.00%, 10/01/32	1,730	1,849,422
County of Miami-Dade Florida Seaport Department, RB:
Series A, 6.00%, 10/01/38	1,780	2,040,539
Series B, AMT, 6.00%, 10/01/30	570	670,611
Series B, AMT, 6.25%, 10/01/38	360	420,721
Series B, AMT, 6.00%, 10/01/42	580	662,511
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/31	1,900	2,149,432
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	250	265,325
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.38%, 10/01/29	2,400	2,738,376
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/33	1,040	1,164,634
South Florida Water Management District, COP, (AGC), 5.00%, 10/01/22	1,800	1,964,790

		34,582,666
Georgia — 0.3%
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	1,000	1,074,440

2	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois — 19.4%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	$2,000	$2,250,440
Series B-2, AMT (Syncora), 6.00%, 1/01/29	1,280	1,285,491
City of Chicago Illinois, GO, CAB, City Colleges (NPFGC), 0.00%, 1/01/31 (a)	8,370	3,644,047
City of Chicago Illinois, GO, Refunding, Series A, 5.25%, 1/01/33	2,400	2,499,408
City of Chicago Illinois, GO, Series A, 5.25%, 1/01/35	2,000	2,049,120
City of Chicago Illinois, O’Hare International Airport, Refunding GARB, AMT:
3rd Lien, Series C-2 (AGM), 5.25%, 1/01/30	1,620	1,621,717
General Senior Lien, Series C, 5.38%, 1/01/39	3,235	3,464,135
City of Chicago Illinois, Refunding RB, Sales Tax Receipts, Series A, 5.00%, 1/01/41	700	727,202
City of Chicago Illinois Board of Education, GO, Series A, 5.50%, 12/01/39	1,040	1,077,326
City of Chicago Illinois Midway International Airport, Refunding RB, 2nd Lien, Series A, AMT, 5.00%, 1/01/34	940	991,973
City of Chicago Illinois Park District, Harbor Facilities Revenues, GO, Series C:
5.25%, 1/01/40	500	531,845
5.25%, 1/01/37	4,000	4,280,360
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	515	560,315
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	250	268,475
County of Cook Illinois Forest Preserve District, GO, Series C, 5.00%, 12/15/37	285	305,064
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	400	446,988
Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, Refunding RB, Central Dupage Health, Series B, 5.50%, 11/01/39	$2,070	$2,314,219
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	18,175	18,995,419
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project (NPFGC), 0.00%, 12/15/36 (a)	10,000	3,334,300
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, Series B:
CAB (AGM), 0.00%, 6/15/44 (a)	2,980	652,441
4.25%, 6/15/42	3,040	2,989,506
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	575	669,254
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	2,000	2,478,020
State of Illinois, GO:
5.25%, 2/01/33	735	766,259
5.50%, 7/01/33	710	758,422
5.25%, 2/01/34	735	765,694
5.50%, 7/01/38	380	402,488
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	805	872,330

		61,002,258
Indiana — 2.0%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,000	1,109,360
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/40	770	797,705
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	445	459,854
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	2,000	2,237,280

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2014	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (concluded):
(AGC), 5.50%, 1/01/38	$1,575	$1,750,297

		6,354,496
Iowa — 3.1%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 8/15/37	4,925	5,597,312
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	1,120	1,198,187
5.70%, 12/01/27	1,125	1,201,399
5.80%, 12/01/29	760	807,424
5.85%, 12/01/30	790	837,700

		9,642,022
Kentucky — 0.7%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	2,000	2,273,120
Louisiana — 1.2%
City of New Orleans, Refunding RB, 5.00%, 12/01/34	1,020	1,100,213
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, East Baton Rouge Sewerage Commission Projects, Sub-Lien, Series A, 5.00%, 2/01/43	1,235	1,343,668
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,150	1,298,039

		3,741,920
Massachusetts — 5.4%
Massachusetts HFA, Refunding RB, Series C, AMT:
5.00%, 12/01/30	5,000	5,155,150
5.35%, 12/01/42	975	1,001,939
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Series A:
Senior, 5.00%, 5/15/43	1,110	1,237,650
(AGM), 5.00%, 8/15/15 (b)	180	189,040
(AGM), 5.00%, 8/15/15 (b)	6,015	6,317,073
(AGM), 5.00%, 8/15/30	65	67,854
Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	$2,700	$2,961,198

		16,929,904
Michigan — 4.6%
City of Detroit Michigan, Refunding RB, Sewage Disposal System, Series A (BHAC), 5.50%, 7/01/36	4,500	4,645,755
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 7/01/31	2,200	2,309,978
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM):
6.25%, 7/01/36	350	357,682
7.00%, 7/01/36	200	215,072
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,700	1,974,006
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/41	600	662,622
Series II-A, 5.38%, 10/15/36	1,000	1,107,040
Series II-A (AGM), 5.25%, 10/15/36	1,900	2,085,934
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	715	754,690
Western Michigan University, Refunding RB, General (AGM), 5.00%, 11/15/39	340	367,788

		14,480,567
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,800	2,117,988
Nebraska — 0.9%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	2,650	2,837,090

4	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nevada — 0.9%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	$1,000	$1,077,450
(AGM), 5.25%, 7/01/39	1,700	1,836,867

		2,914,317
New Jersey — 9.1%
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	6,700	6,771,221
The Goethals Bridge Replacement Project, AMT,
5.38%, 1/01/43	790	838,072
5.13%, 1/01/34	610	653,097
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	500	565,800
5.50%, 12/01/26	350	390,992
5.75%, 12/01/28	200	224,746
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	1,070	1,078,057
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (NPFGC), 5.75%, 6/15/25	1,400	1,697,542
Series AA, 5.25%, 6/15/33	1,290	1,431,758
Series AA, 5.50%, 6/15/39	4,650	5,140,807
Series B, 5.00%, 6/15/42	9,500	9,978,040

		28,770,132
New York — 3.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Second General Resolution, Fiscal 2012, Series BB, 5.25%, 6/15/44	1,250	1,388,438
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	3,035	3,472,435
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	2,200	2,507,274
Municipal Bonds	Par (000)	Value
New York (concluded)
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	$610	$693,954
State of New York HFA, RB, Affordable M/F Housing, Series B, AMT, 5.30%, 11/01/37	2,835	2,909,560

		10,971,661
Ohio — 0.7%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	460	550,362
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A- 1:
5.25%, 2/15/32	610	683,420
5.25%, 2/15/33	850	950,317

		2,184,099
Pennsylvania — 2.5%
Commonwealth Financing Authority, RB, Series B, 5.00%, 6/01/42	2,235	2,376,185
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	550	604,956
Series C, 5.50%, 12/01/33	490	562,804
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	500	581,215
Subordinate, Special Motor License Fund, 5.50%, 12/01/41	2,245	2,467,188
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	1,300	1,422,616

		8,014,964
South Carolina — 7.6%
Charleston Educational Excellence Finance Corp., RB, (AGC) (b):
5.25%, 12/01/15	2,725	2,908,447
5.25%, 12/01/15	2,425	2,588,251
5.25%, 12/01/15	880	939,242
County of Charleston South Carolina Airport District, ARB, Series A, AMT, 5.50%, 7/01/41	1,360	1,490,315
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	100	114,870
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	3,420	3,795,003

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2014	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
South Carolina (concluded)
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	$6,435	$7,124,703
Series E, 5.50%, 12/01/53	2,820	3,114,887
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	1,840	2,004,496

		24,080,214
Texas — 14.5%
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	500	550,485
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (a)	1,850	654,475
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	750	841,635
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series D, 5.00%, 11/01/38	1,800	1,881,072
Series D, 5.00%, 11/01/42	1,140	1,188,461
Series H, 5.00%, 11/01/32	2,715	2,871,981
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	865	980,763
Lone Star College System, GO, 5.00%, 8/15/33	3,000	3,362,280
Mansfield Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/33	1,065	1,171,670
New Hope Cultural Education Facilities Corp., HRB, Texas A&M University Project, Series A (AGM), 5.00%, 4/01/46	110	116,831
North Texas Tollway Authority, RB, Convertible CAB, Series C, 6.75%, 9/01/45 (c)	10,000	9,013,900
North Texas Tollway Authority, Refunding RB, 1st Tier System:
Series A, 6.00%, 1/01/28	2,415	2,829,173
Series A (NPFGC), 5.75%, 1/01/40	3,600	4,023,396
Series K-1 (AGC), 5.75%, 1/01/38	3,400	3,873,008
Municipal Bonds	Par (000)	Value
Texas (concluded)
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB (a):
0.00%, 9/15/35	$1,150	$426,903
0.00%, 9/15/36	3,875	1,355,204
0.00%, 9/15/37	17,775	5,859,529
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/31	1,030	1,092,088
5.00%, 12/15/32	2,500	2,625,425
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	925	980,861

		45,699,140
Vermont — 0.3%
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM), 5.50%, 11/01/38	960	976,762
Washington — 2.0%
Central Puget Sound Regional Transit Authority, RB, Series A, 5.00%, 11/01/36	1,400	1,538,432
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	3,000	3,170,640
Providence Health & Services, Series A, 5.00%, 10/01/39	1,000	1,053,830
Providence Health & Services, Series A, 5.25%, 10/01/39	550	589,704

		6,352,606
Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,200	1,294,572
Total Municipal Bonds — 112.5%		354,530,369

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
Arizona — 1.0%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	1,000	1,125,830

6	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Arizona (concluded)
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	$1,750	$1,923,128

		3,048,958
California — 3.4%
County of San Diego California Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	3,030	3,357,573
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	4,330	4,786,426
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	1,699	2,029,190
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	359	413,465

		10,586,654
Colorado — 1.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A:
5.50%, 7/01/34	780	888,135
5.00%, 2/01/41	2,999	3,180,950

		4,069,085
District of Columbia — 1.7%
District of Columbia, RB, Series A, 5.50%, 12/01/30	855	1,004,936
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/35	1,580	1,816,821
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	2,190	2,444,565

		5,266,322
Florida — 12.6%
City of Tallahassee Florida, RB, Energy System (NPFGC), 5.00%, 10/01/37	4,000	4,346,200
County of Highlands Florida Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36	4,000	4,291,160
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Florida (concluded)
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	$1,540	$1,670,761
County of Miami-Dade Florida Expressway Authority, Refunding RB, Series A (AGC), 5.00%, 7/01/35	2,100	2,230,053
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/39	6,901	7,515,713
County of Orange Florida School Board, COP, Series A:
(NPFGC), 5.00%, 8/01/31	9,000	9,548,640
(AGC), 5.50%, 8/01/34	3,394	3,756,709
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	4,200	5,069,400
State of Florida Board of Education, GO, Series D, 5.00%, 6/01/37	1,189	1,311,767

		39,740,403
Illinois — 9.1%
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	4,000	4,151,760
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	2,548	2,703,046
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	1,630	1,717,702
Regional Transportation Authority, RB, 6.50%, 7/01/26	10,000	13,075,534
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,130	1,249,570
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series B, 5.50%, 1/01/33	3,499	3,879,913
Series A, 5.00%, 1/01/38	1,859	2,020,864

		28,798,389
Louisiana — 1.5%
State of Louisiana Gas & Fuels, RB, Series A (AGM), 5.00%, 5/01/36	4,600	4,869,560
Michigan — 1.6%
Michigan Finance Authority, RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	4,700	5,017,485

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2014	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Nevada — 1.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39	$3,298	$3,819,440
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 7/01/34	1,574	1,848,087

		5,667,527
New Jersey — 0.5%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36	1,580	1,718,709
New York — 4.5%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System: Fiscal 2009, Series A, 5.75%, 6/15/40	1,050	1,201,251
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	4,920	5,345,839
City of New York New York Water & Sewer System, RB, Series DD, 5.00%, 6/15/35	1,470	1,665,789
Port Authority of New York & New Jersey, Refunding RB, Construction, 143rd Series, AMT, 5.00%, 10/01/30	3,500	3,620,330
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,000	1,159,280
Triborough Bridge & Tunnel Authority, RB, General, Series A- 2, 5.25%, 11/15/34	1,200	1,355,088

		14,347,577
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	500	559,015
South Carolina — 0.4%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,125	1,268,280
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Texas — 5.1%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF- GTD), 5.00%, 2/15/33	$1,900	$2,062,811
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	4,000	4,584,360
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF- GTD), 5.00%, 2/15/32	5,250	5,748,067
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37	1,996	2,089,341
North East Texas ISD, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/37	1,400	1,535,436

		16,020,015
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	300	332,985
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Froedtert & Community Health, Inc.:
Series A, 5.00%, 4/01/42	1,920	2,064,998
Series C, 5.25%, 4/01/39	3,250	3,464,918

		5,529,916
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 46.6%		146,840,880
Total Long-Term Investments (Cost — $464,553,707) — 159.1%		501,371,249

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (f)(g)	5,928,197	5,928,197
Total Short-Term Securities (Cost — $5,928,197) — 1.9%		5,928,197

8	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $470,481,904*) — 161.0%	$507,299,446
Liabilities in Excess of Other Assets — (0.1)%	(548,431)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.9%)	(75,212,522)
VMTP Shares, at Liquidation Value — (37.0%)	(116,500,000)

Net Assets Applicable to Common Shares — 100.0%	$315,038,493

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$397,479,303

Gross unrealized appreciation	$37,547,822
Gross unrealized depreciation	(2,916,383)

Net unrealized appreciation	$34,631,439

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(d)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(e)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from February, 1, 2016 to December, 1, 2029 is $10,519,243.

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2014	Net Activity	Shares Held at July 31, 2014	Income
FFI Institutional Tax-Exempt Fund	3,656,710	2,271,487	5,928,197	$404

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2014	9

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Public School Fund
RB	Revenue Bonds
S/F	Single Family
Syncora	Syncora Guarantee

•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(193)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$24,049,609	$18,304

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$501,371,249	—	$501,371,249
Short-Term Securities	$5,928,197	—	—	5,928,197

Total	$5,928,197	$501,371,249	—	$507,299,446

[1] See above Schedule of Investments for values in each state or political subdivision.

10	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2014

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$18,304	—	—	$18,304

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$264,000	—	—	$264,000
Liabilities:
TOB trust certificates	—	$(75,188,704)	—	(75,188,704)
VMTP Shares	—	(116,500,000)	—	(116,500,000)

Total	$264,000	$(191,688,704)	—	$(191,424,704)

There were no transfers between levels during the period ended July 31, 2014.

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2014	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: September 25, 2014